Investment in Joint Ventures	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Investment in Joint Ventures

4.	Investment in Joint Ventures

American Bridge Holding Company and Subsidiaries

American Bridge enters into various joint venture agreements with unrelated parties for completion of certain construction projects to mitigate risk or add additional competencies or capacity.

These construction related joint ventures are accounted for using the equity method for balance sheets reporting and the proportional consolidation method for statements of operations reporting.

American Bridge entered into the TZC joint venture with Fluor Enterprises, Inc., Granite Construction Northeast, Inc., and Traylor Bros., Inc., for the purpose of constructing the new Tappan Zee Bridge in New York. American Bridge has a 23.33% membership in the joint venture.

American Bridge entered into the Forth Crossing Bridge Constructors (“FCBC”) joint venture with HOCHTIEF Solutions AG, Dragados S.A. and Morrison Construction for the purpose of constructing the Forth Replacement Crossing Bridge in Scotland. American Bridge has a 28% partnership interest in the joint venture.

American Bridge entered into a joint venture with Skanska USA Civil Southeast, Inc. and Nova Group, Inc., forming EHW Constructors JV (“EHW”) for the purpose of constructing a large-diameter steel pile supported precast and cast-in-place concrete wharf that supports a large structural steel building. American Bridge has a 35% partnership interest in the joint venture.

Summarized and unaudited financial information of the noncontrolled joint ventures as of and for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, is as follows:

	As of and for the year ended
(Amounts in thousands)	December 31, 2022
	Assets	Liabilities	Revenues	Income (loss)
FCBC	$3,256	$11,509	$(1,555)	$(3,949)
TZC	530,834	22,770	(17,816)	337
EHW	415	167	0	(5)

	As of and for the year ended
(Amounts in thousands)	December 31, 2021
	Assets	Liabilities	Revenues	Income (loss)
FCBC	$2,574	$11,419	$6,380	$6,019
TZC	551,074	43,290	(9,337)	(56)
EHW	461	208	-	(5,706)

	As of and for the year ended
(Amounts in thousands)	December 31, 2020
	Assets	Liabilities	Revenues	Income (loss)
FCBC	$3,872	$18,792	$-	$1
TZC	570,780	62,996	6,536	(67)
EHW	794	(30)	-	-

American Bridge has recognized the following as of and for the years ended December 31, 2022, December 31, 2021 and December 31, 2020.

	As of and for the year ended
(Amounts in thousands)	December 31, 2022
	Revenue	Income (loss)	Equity
FCBC	$(435)	$(1,106)	$(2,311)
TZC	(4,157)	79	108,509
EHW	-	(2)	87
Total	$(4,592)	$(1,029)	$106,285

	As of and for the year ended
(Amounts in thousands)	December 31, 2021
	Revenue	Income (loss)	Equity
FCBC	$1,787	$1,686	$(2,477)
TZC	(2,179)	(13)	104,259
EHW	-	(200)	89
Total	$(392)	$1,473	$101,871

	As of and for the year ended
(Amounts in thousands)	December 31, 2020
	Revenue	Income (loss)	Equity
FCBC	$-	$1	$(4,178)
TZC	1,525	(16)	100,263
EHW	-	-	288
Total	$1,525	$(15)	$96,373

For TZC, the investment balance is substantially comprised of the forecasted recovery of a claim which has been adjusted to a present value of $108.5 million and $104.3 million for 2022 and 2021, respectively. As of September 30, 2020, American Bridge entered into an arrangement with an external party to share in the future proceeds of this claim. American Bridge had recorded a liability to the external party in the amount of $47.2 million and $45.4 million as of December 31, 2022 and December 31, 2021, respectively.

Oscar Renda Contracting of Canada, Inc.

Oscar Renda Contracting of Canada, Inc. (“ORCC”) enters into various joint venture agreements with unrelated parties for completion of certain construction projects.

These construction related joint ventures are accounted for using the equity method for balance sheet reporting and the proportional consolidation method for statements of operations reporting.

ORCC entered into the Red River Solutions GP (“RRSGP”) joint venture with AECON, Inc. for the purpose of constructing the new North End Sewage Treatment Plant during June of 2019. ORCC has a 50% membership in the joint venture.

Summarized and unaudited financial information of the noncontrolled joint ventures as of and for the year ended December 31, 2022 and December 31, 2021 is presented below. This joint venture was not material for the year ended December 31, 2020.

	As of and for the year ended
(Amounts in thousands)	December 31, 2022
	Assets	Liabilities	Revenues	Income
RRSGP	$34,596	$19,670	$60,130	$12,165

	As of and for the year ended
(Amounts in thousands)	December 31, 2021
	Assets	Liabilities	Revenues	Income
RRSGP	$9,468	$5,999	$17,515	$3,502

ORCC has recognized the following as of and for the year ended December 31, 2022 and December 31, 2021.

	As of and for the year ended
(Amounts in thousands)	December 31, 2022
	Revenue	Income	Equity
RRSGP	$30,106	$6,021	$7,439

	As of and for the year ended
(Amounts in thousands)	December 31, 2021
	Revenue	Income	Equity
RRSGP	$8,762	$1,752	$1,739